UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06211

Name of Fund: Ready Assets U.S. Treasury Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Ready Assets U.S. Treasury

Money Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2020

Date of reporting period: 10/31/2019

Item 1 – Report to Stockholders

OCTOBER 31, 2019

2019 Semi-Annual Report (Unaudited)

BlackRock Financial Institutions Series Trust

•	BlackRock Summit Cash Reserves Fund

Ready Assets U.S. Treasury Money Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from BlackRock or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with BlackRock, you can call (800) 221-7210 for Ready Assets U.S. Treasury Fund or (800) 441-7762 for BlackRock Summit Cash Reserves Fund to inform BlackRock that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by BlackRock Advisors, LLC, BlackRock Fund Advisors or their affiliates, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by: (i) accessing the BlackRock website at blackrock.com/edelivery and logging into your accounts, if you hold accounts directly with BlackRock, or (ii) contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

Investment performance in the 12 months ended October 31, 2019 was a tale of two markets. The first half of the reporting period was characterized by restrictive monetary policy, deteriorating economic growth, equity market volatility, and rising fear of an imminent recession. During the second half of the reporting period, stocks and bonds rebounded sharply, as influential central banks shifted toward accommodative monetary policy, which led to broad-based optimism that a near-term recession could be averted.

After the dust settled, equity and bond markets posted mixed returns while weathering significant volatility. U.S. large cap equities and U.S. bonds advanced, while equities at the high end of the risk spectrum — emerging markets and U.S. small cap — posted modest negative returns.

Fixed-income securities played an important role in diversified portfolios by delivering strong returns amid economic uncertainty, as interest rates declined (and bond prices rose). Long-term bonds, particularly long-term Treasuries, proved to be an effective ballast for diversified investors. Investment-grade and high-yield corporate bonds posted positive returns, as the credit fundamentals in corporate markets remained relatively solid.

In the U.S. equity market, volatility spiked in late 2018, as a wide variety of risks were brought to bear on markets, including rising interest rates, slowing global growth, and heightened trade tensions. Volatility also rose in emerging markets, as the appreciating U.S. dollar and higher interest rates in the U.S. disrupted economic growth abroad. Despite an economic slowdown in Europe and ongoing uncertainty about Brexit, European equities posted a modest positive return.

As equity performance faltered and global economic growth slowed, the U.S. Federal Reserve (the “Fed”) shifted away from policies designed to decrease inflation in favor of renewed efforts to stimulate economic activity. The Fed left interest rates unchanged in January 2019, then reduced interest rates three times thereafter, starting in July 2019. Similarly, the Fed took measures to support liquidity in short-term lending markets. Following in the Fed’s footsteps, the European Central Bank announced aggressive economic stimulus measures, including lower interest rates and the return of its bond purchasing program. The Bank of Japan signaled a continuation of accommodative monetary policy, while China committed to looser credit conditions and an increase in fiscal spending.

The outpouring of global economic stimulus led to a sharp rally in risk assets throughout the world despite the headwind of rising geopolitical and trade tensions. Hopes continued to remain high as the current economic expansion became the longest in U.S. history.

We continue to expect a slowing expansion with additional room to run. Despite a sharp slowdown in trade and manufacturing across the globe, U.S. consumers continued to spend at a relatively healthy pace, benefiting from the lowest unemployment rate in 50 years and rising wages. However, trade disputes and the resulting disruptions in global supply chains, as well as geopolitical tensions, particularly in the Middle East, continued to have a negative impact on global growth.

Overall, we favor reducing investment risk due to rising economic uncertainty. We believe U.S. equities remain relatively attractive, but we are shifting to a more cautious stance by emphasizing factors that seek lower-volatility and higher-quality stocks. In fixed income, government bonds continue to be important portfolio stabilizers, while emerging market bonds offer relatively attractive income opportunities.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of October 31, 2019
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	4.16%	14.33%
U.S. small cap equities (Russell 2000® Index)	(1.09)	4.90
International equities (MSCI Europe, Australasia, Far East Index)	3.35	11.04
Emerging market equities (MSCI Emerging Markets Index)	(1.67)	11.86
3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	1.21	2.40
U.S. Treasury securities (ICE BofAML 10-Year U.S. Treasury Index)	8.17	15.85
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	5.71	11.51
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.52	9.07
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	2.69	8.38
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Money Market Overview  For the 6-Month Period Ended October 31, 2019

Over the past six months, interest rates trended lower as the Federal Open Market Committee (the “FOMC” or “Fed”) reduced interest rates for the first time in over a decade. The FOMC cut the Federal Funds target rate at its July, September and October meetings, which in total reduced the target range 0.75%. These cuts brought the Federal Funds Rate target range to between 1.50% and 1.75%. In addition to the notable movement by the FOMC, October brought with it mixed economic reports, little change to the global slowdown background, and a small sense of optimism surrounding the U.S.-China trade conflict.

Early in October, weakening economic data points were evidenced by the U.S. ISM manufacturing and non-manufacturing figures, as the ISM manufacturing reading came in significantly below expectations at 47.8 versus the 50.0 expected. This was 1.3 points lower than the prior reading for August and the lowest level since 2009. The main sources of decline came from new orders, employment and production, which all registered below 50, indicating a contraction. The ISM non-manufacturing index in September dropped 3.8 points to 52.6. September non-farm payrolls came in at 136,000 (versus the expected 145,000), with 114,000 of those jobs in the private sector while the previous two months were revised to be 45,000 higher. On the contrary, the October employment report helped support the jobs story with non-farm payroll growing by 128,000, 43,000 higher than expectations with 85,000 of revisions to both September’s and August’s figures. Other important developments in October included a formal extension to the deadline for the U.K.’s departure by three months to January 31, 2020 in addition to Prime Minister Boris Johnson winning the backing of Parliament to hold a general election on December 12, 2019 in hopes to break the gridlock.

As previously mentioned, in the past six months the FOMC reduced the target range for the Federal Funds rate, bringing the range to between 1.50% and 1.75%. Comments from Federal Reserve Chairman Jay Powell suggested that any additional rate cuts would be dependent on incoming economic data and indicated that a high bar exists for future policy adjustments. In an effort to provide additional liquidity to the financial system and to help maintain control over key short-term interest rates, the Fed continued to conduct temporary open market operations in the form of overnight and term repurchase agreements. The Fed also began buying Treasury bills to boost the level of reserves in the banking system. It was announced that such purchases — also known as permanent open market operations — will be made beginning at a rate of $60 billion per month into the second quarter of 2020.

In addition to the moves by the FOMC, the U.S. debt ceiling was again suspended in July, and net new Treasury bill issuance exceeded $252 billion year to date. This Treasury supply, along with typical quarter-end funding pressures in September, contributed to a widening of credit spreads, with the three-month month London Interbank Offered Rate (“LIBOR”) overnight-indexed swap spread nearly doubling to around 0.33% during the period. Additionally, U.S. government-sponsored agencies have been guided by regulatory agencies to issue floating rate notes indexed to the Secured Overnight Financing Rate (“SOFR”). The SOFR is a broad measure of the cost of borrowing cash overnight collateralized by Treasury securities and is the reference rate eventually expected to replace LIBOR. In addition to the agency notes referenced to SOFR, some large financial institutions also issued certificates of deposit and commercial paper linked to this index, and demand for such obligations was generally strong.

While in our view the FOMC did not commit in October to any specific future path for interest rates, they did emphasize the importance of incoming economic data and its influence on the direction of monetary policy. Given the Fed’s expanded footprint in the market, we expect there will be “zero” net Treasury bill supply available during the next eight months. Despite the massive injection of liquidity into the banking system by the Fed, balance sheet constraints and inter-day liquidity requirements at global systemically important banks are expected to contribute to funding pressures later in the fourth quarter 2019. In turn, dynamics in the funding markets related to balance-sheet management activities at large financial institutions could, in our view, contribute to periodic bouts of volatility and spread widening at the front end of the market in the months leading up to year end.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Information as of October 31, 2019

BlackRock Summit Cash Reserves Fund

BlackRock Summit Cash Reserves Fund’s (the “Fund”) investment objective is to seek current income, preservation of capital and liquidity available from investing in a diversified portfolio of short-term money market securities.

	7-Day SEC Yields	7-Day Yields
Institutional	1.49%	1.49%
Investor A	1.49	1.49
Investor C	0.75	0.75

Portfolio Composition	Percent of Net Assets
Repurchase Agreements	39%
U.S. Government Sponsored Agency Obligations	44
U.S. Treasury Obligations	18
Liabilities in Excess of Other Assets	(1)

Ready Assets U.S. Treasury Money Fund

Ready Assets U.S. Treasury Money Fund’s (the “Fund”) investment objective is to seek preservation of capital, liquidity and current income through investment exclusively in a diversified portfolio of short-term marketable securities that are direct obligations of the U.S. Treasury.

On September 19, 2019, the Board of Trustees of BlackRock Financial Institutions Series Trust approved a proposal to re-open the fund to share purchases. On September 24, 2019, the Fund re-opened to share purchases.

	7-Day SEC Yield	7-Day Yield
Ready Assets U.S. Treasury Money Fund	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
U.S. Treasury Obligations	100%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

FUND INFORMATION	5

Disclosure of Expenses

Shareholders of the Funds may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, and other fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on May 1, 2019 and held through October 31, 2019), except with respect to BlackRock Summit Cash Reserves Fund’s Institutional Shares which are based on a hypothetical investment of $1,000 invested on July 15, 2019 (commencement of operations) and held through October 31, 2019 are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Examples

	Actual			Hypothetical (b)
	Beginning Account Value (05/01/19)	Ending Account Value (10/31/19)	Expenses Paid During the Period (a)	Beginning Account Value (05/01/19)	Ending Account Value (10/31/19)	Expenses Paid During the Period (a)	Annualized Expense Ratio
BlackRock Summit Cash Reserves Fund
Institutional	$1,000	$1,005.00	$1.22	$1,000	$1,013.67	$1.23	0.42%
Investor A	1,000	1,009.40	2.12	1,000	1,023.03	2.14	0.42
Investor C	1,000	1,005.60	5.90	1,000	1,019.26	5.94	1.17
Ready Assets U.S. Treasury Money Fund	1,000	1,005.30	7.51	1,000	1,017.65	7.56	1.49

(a)

For each Fund, and each share class, if applicable, expenses are equal to the annualized expense ratio for the Fund or class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown) except Institutional which is multiplied by 108/366 (to reflect the period since inception date of July 15, 2019).

(b)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

6	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) October 31, 2019	BlackRock Summit Cash Reserves Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Short-Term Securities — 100.8%

U.S. Government Sponsored Agency Obligations — 44.2%
Federal Farm Credit Bank Variable Rate Notes(a):
(1 mo. LIBOR US - 0.05%), 1.95%, 02/04/20	$4,000	$4,000,000
(1 mo. LIBOR US - 0.01%), 1.87%, 06/18/20	400	399,995
(1 mo. LIBOR US + 2.50%), 1.95%, 12/14/20	1,670	1,669,924
(Secured Overnight Financing Rate + 0.11%), 1.93%, 01/15/21	1,100	1,100,000
(1 mo. LIBOR US + 0.05%), 1.94%, 04/16/21	1,855	1,855,000
(3 mo. Treasury money market yield + 0.26%), 1.89%, 06/17/21	1,365	1,364,780
(3 mo. Treasury money market yield + 0.23%), 1.85%, 07/08/21	755	755,000
(1 mo. LIBOR US + 0.11%), 2.05%, 07/09/21	380	380,000
(1 mo. LIBOR US + 0.13%), 2.07%, 10/08/21	300	300,000
Federal Farm Credit Discount Notes(b):
2.51%, 11/20/19	875	873,859
2.47%, 01/17/20	2,290	2,278,147
2.10%, 01/23/20 - 01/29/20	2,500	2,487,654
2.42%, 02/04/20	1,410	1,401,182
2.40%, 02/21/20	1,345	1,335,167
2.05%, 03/03/20	1,295	1,286,062
2.33%, 03/10/20	2,600	2,578,499
2.36%, 03/24/20	2,155	2,135,088
1.81%, 05/14/20 - 06/12/20	165	163,269
1.87%, 06/26/20	3,425	3,383,337
1.84%, 06/30/20	1,170	1,155,764
1.79%, 07/07/20	70	69,148
Federal Home Loan Bank Discount Notes(b):
2.09%, 11/07/19	560	559,806
2.01%, 11/13/19 - 12/18/19	3,355	3,352,182
2.18%, 11/20/19	6,365	6,357,740
1.90%, 11/22/19 - 03/25/20	11,420	11,396,724
1.98%, 11/27/19	2,260	2,256,788
1.96%, 11/29/19	3,315	3,309,979
1.95%, 12/11/19	4,570	4,560,144
1.73%, 12/13/19	4,050	4,041,838
1.72%, 01/03/20	2,265	2,258,222
2.11%, 01/08/20	2,380	2,370,627
1.69%, 01/15/20	2,930	2,919,745
1.66%, 01/21/20	2,390	2,381,100
1.82%, 01/22/20	5,180	5,158,623
1.65%, 01/24/20 - 04/15/20	2,825	2,806,518
1.57%, 01/31/20	1,850	1,842,681
1.84%, 02/13/20	630	626,678
1.87%, 03/13/20	1,915	1,901,869
1.91%, 03/18/20 - 03/20/20	4,460	4,427,274
1.70%, 04/08/20	2,310	2,292,809
1.63%, 04/24/20	1,055	1,046,702
Federal Home Loan Bank Variable Rate Notes(a):
(1 mo. LIBOR US - 0.05%), 1.94%, 02/07/20	520	519,999
(Secured Overnight Financing Rate + 0.01%), 1.83%, 11/13/19 - 02/21/20	7,500	7,500,000
(Secured Overnight Financing Rate + 0.03%), 1.85%, 12/06/19 - 08/21/20	1,085	1,085,000
(3 mo. LIBOR US - 0.14%), 2.02%, 12/19/19	230	230,000
(1 mo. LIBOR US - 0.04%), 1.89%, 01/14/20	885	885,000
(Secured Overnight Financing Rate + 4.50%), 1.87%, 01/17/20	1,380	1,380,000
(Secured Overnight Financing Rate + 0.05%), 1.87%, 01/17/20 - 01/22/21	690	690,000
(Secured Overnight Financing Rate + 1.00%), 1.83%, 01/24/20	1,320	1,320,000
(1 mo. LIBOR US - 0.06%), 1.76%, 02/24/20	365	365,000
(1 mo. LIBOR US - 0.04%), 1.78%, 02/25/20	1,420	1,420,000
(1 mo. LIBOR US - 0.04%), 1.85%, 04/17/20	2,840	2,839,655

Security	Par (000)	Value

U.S. Government Sponsored Agency Obligations (continued)
(1 mo. LIBOR US + 0.05%), 2.05%, 05/08/20	$1,030	$1,030,000
(1 mo. LIBOR US + 0.05%), 2.07%, 05/08/20	380	380,000
(Secured Overnight Financing Rate + 2.00%), 1.84%, 05/22/20	760	760,000
(Secured Overnight Financing Rate + 0.04%), 1.86%, 06/19/20 - 02/09/21	1,215	1,215,000
(1 mo. LIBOR US + 0.01%), 1.94%, 07/10/20	2,770	2,770,000
(Secured Overnight Financing Rate + 0.08%), 1.90%, 07/24/20 - 07/23/21	2,270	2,270,000
(1 mo. LIBOR US - 0.03%), 1.97%, 08/04/20	920	920,000
(Secured Overnight Financing Rate + 0.11%), 1.93%, 10/01/20	1,540	1,540,000
(Secured Overnight Financing Rate + 0.12%), 1.94%, 10/07/20 - 03/12/21	2,255	2,255,000
(Secured Overnight Financing Rate + 0.13%), 1.95%, 10/16/20	7,295	7,295,000
(3 mo. LIBOR US - 0.13%), 2.03%, 12/21/20	2,165	2,165,000
(Secured Overnight Financing Rate + 0.09%), 1.91%, 09/10/21	3,855	3,855,000
Freddie Mac(b):
2.41%, 11/04/19	5,040	5,039,000
1.88%, 01/17/20	550	547,800
1.65%, 03/18/20	4,925	4,894,038

Total U.S. Government Sponsored Agency Obligations — 44.2% (Cost — $152,010,416)		152,010,416

U.S. Treasury Obligations — 17.7%
U.S. Treasury Bills:
1.75%, 11/19/19(b)	5,500	5,495,275
1.98%, 11/21/19(b)	3,200	3,196,547
2.19%, 12/19/19	4,790	4,776,393
2.09%, 01/02/20(b)	4,000	3,985,947
1.66%, 01/23/20(b)	435	433,365
1.94%, 02/13/20(b)	5,000	4,972,700
1.90%, 02/20/20(b)	190	188,916
1.89%, 02/27/20(b)	5,830	5,794,609
1.73%, 04/09/20(b)	2,340	2,322,487
2.44%, 04/23/20(b)	5,375	5,313,689
1.79%, 09/10/20(b)	780	768,162
U.S. Treasury Notes:
2.25%, 03/31/20	670	670,543
1.67% - 2.38%, 04/30/20(a)	6,385	6,388,447
1.50% - 3.50%, 05/15/20	2,750	2,766,875
1.50%, 05/31/20	645	643,704
1.63%, 06/30/20	80	79,878
(3 mo. Treasury money market yield + 0.04%), 1.68%, 07/31/20(a)	855	854,330
(3 mo. Treasury money market yield + 0.05%), 1.68%, 10/31/20(a)	7,000	6,992,711
(3 mo. Treasury money market yield + 0.12%), 1.75%, 01/31/21	5,000	5,000,000
(3 mo. Treasury money market yield + 0.14%), 1.78%, 04/30/21	290	289,647

Total U.S. Treasury Obligations — 17.7% (Cost — $60,934,225)		60,934,225

Total Repurchase Agreements — 38.9% (Cost — $134,000,000)		134,000,000

Total Investments — 100.8% (Cost — $346,944,641*)		346,944,641

Liabilities in Excess of Other Assets — (0.8)%		(2,793,477)

Net Assets — 100.0%		$344,151,164

*	Cost for U.S. federal income tax purposes.
(a)	Variable rate security. Rate shown is the rate in effect as of period end.
(b)	Rates are discount rates or a range of discount rates as of period end.

SCHEDULES OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Summit Cash Reserves Fund

Repurchase Agreements

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds including interest	Position	Original Par	Position Received At Value
BNP Paribas Securities Corp.	1.73%	10/31/19	11/01/19	$25,000	$25,000	$25,001,201	U.S. Treasury Obligation, 0.00% to 7.63%, due 11/07/19 to 2/15/47	$25,901,022	$ 25,500,000
J.P. Morgan Securities LLC	1.74	10/31/19	11/01/19	37,000	37,000	37,001,788	U.S. Treasury Obligation, 0.00%, due 2/15/49	72,454,800	37,740,039
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.73	10/31/19	11/01/19	2,000	2,000	2,000,096	U.S. Treasury Obligation, 1.38%, due 9/30/23	2,059,000	2,040,005
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.75	10/31/19	11/01/19	28,000	28,000	28,001,361	U.S. Government Sponsored Agency Obligation, 4.00%, due 6/15/42	39,209,840	28,560,001

Total Merrill Lynch, Pierce, Fenner & Smith, Inc.					$30,000				$ 30,600,006

Mizuho Securities USA, Inc.	1.74	10/31/19	11/01/19	22,000	22,000	22,001,063	U.S. Government Sponsored Agency Obligation, 3.00%, due 10/01/49	22,336,662	22,660,000
TD Securities (USA) LLC	1.73	10/31/19	11/01/19	20,000	20,000	20,000,961	U.S. Treasury Obligation, 2.88%, due 11/30/23	19,241,000	20,400,106

					$134,000				$136,900,151

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$346,944,641	$—	$346,944,641

Total	$—	$346,944,641	$—	$346,944,641

(a)	See above Schedule of Investments for values in each security type.

See notes to financial statements.

8	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) October 31, 2019	Ready Assets U.S. Treasury Money Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Short-Term Securities — 100.2%
U.S. Treasury Bills(a):
1.85%, 11/05/19	$1,500	$1,499,698
1.73%, 11/12/19	1,000	999,479
1.63%, 11/14/19	1,000	999,420
1.68%, 11/19/19	1,000	999,177
1.68%, 12/10/19	1,000	998,218

Security	Par (000)	Value

Short-Term Securities (continued)
1.71%, 12/17/19	$825	$823,235
2.09%, 01/02/20	1,000	996,487
1.54%, 01/30/20	1,200	1,195,461

Total Investments — 100.2% (Cost — $8,511,175*)		8,511,175

Liabilities in Excess of Other Assets — (0.2)%		(19,526)

Net Assets — 100.0%		$8,491,649

*	Cost for U.S. federal income tax purposes.
(a)	Rates are discount rates or a range of discount rates as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$8,511,175	$—	$8,511,175

Total	$—	$8,511,175	$—	$8,511,175

(a)	See above Schedule of Investments for values in each security type.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	9

Statements of Assets and Liabilities  (unaudited)

October 31, 2019

	BlackRock Summit Cash Reserves Fund	Ready Assets U.S. Treasury Money Fund

ASSETS
Investments at value — unaffiliated(a)	$212,944,641	$8,511,175
Repurchase agreements at value(b)	134,000,000	—
Cash	654,226	34,266
Receivables:
Capital shares sold	943,978	—
Interest — unaffiliated	152,660	—
Distribution fees	76	—
Deferred offering costs	36,118	—
Prepaid expenses	34,913	3,898

Total assets	348,766,612	8,549,339

LIABILITIES
Payables:
Investments purchased	1,842,681	—
Board realignment and consolidation	—	1,008
Capital shares redeemed	2,466,065	6
Distribution fees	—	4
Income dividend distributions	39,420	—
Investment advisory fees	103,403	3,289
Offering costs	33,338	—
Trustees’ and Officer’s	3,560	2,986
Other accrued expenses	126,269	50,028
Other affiliates	712	369

Total liabilities	4,615,448	57,690

NET ASSETS	$344,151,164	$8,491,649

NET ASSETS CONSIST OF
Paid-in capital	$344,065,869	$8,489,516
Accumulated earnings	85,295	2,133

NET ASSETS	$344,151,164	$8,491,649

NET ASSET VALUE
Institutional — Based on net assets of $74,333,657 and 74,332,456 shares outstanding, unlimited number of shares authorized, $0.10 par value	$1.00	—

Investor A — Based on net assets of $269,469,175 and 269,464,794 shares outstanding, unlimited number of shares authorized, $0.10 par value	$1.00	—

Investor C — Based on net assets of $348,332 and 348,327 shares outstanding, unlimited number of shares authorized, $0.10 par value	$1.00	—

Based on net assets of $8,491,649 and 8,489,516 shares outstanding, unlimited number of shares authorized, $0.10 par value	—	$1.00

(a) Investments at cost — unaffiliated	$212,944,641	$8,511,175
(b) Repurchase agreements at cost — unaffiliated	$134,000,000	$—

See notes to financial statements.

10	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations  (unaudited)

Six Months Ended October 31, 2019

	BlackRock Summit Cash Reserves Fund	Ready Assets U.S. Treasury Money Fund

INVESTMENT INCOME
Interest — unaffiliated	$3,811,264	$159,656

EXPENSES
Investment advisory	835,110	36,277
Transfer agent — class specific	61,976	—
Transfer agent	—	4,155
Professional	31,658	29,108
Organization and offering	30,268	—
Registration	28,581	9,592
Accounting services	12,837	10,678
Custodian	9,847	1,034
Trustees and Officer	8,750	6,174
Printing	4,649	7,050
Service and distribution — class specific	1,741	—
Miscellaneous	9,112	4,215

Total expenses	1,034,529	108,283

Less:
Fees waived and/or reimbursed by the Manager	(269,320)	(436)
Transfer agent fees waived and/or reimbursed — class specific	(61,444)	—

Total expenses after fees waived and/or reimbursed	703,765	107,847

Net investment income	3,107,499	51,809

REALIZED GAIN
Net realized gain from investments	4,321	2,122

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,111,820	$53,931

See notes to financial statements.

FINANCIAL STATEMENTS	11

Statements of Changes in Net Assets

October 31, 2019

	BlackRock Summit Cash Reserves Fund
	Six Months Ended 10/31/19 (unaudited)	Year Ended 04/30/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$3,107,499	$3,112,184
Net realized gain	4,321	623

Net increase in net assets resulting from operations	3,111,820	3,112,807

DISTRIBUTIONS(a)
Institutional	(367,931)	—
Investor A	(2,736,894)	(3,105,382)
Investor C	(2,674)	(6,802)

Decrease in net assets resulting from distributions to shareholders	(3,107,499)	(3,112,184)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	23,536,514	275,245,033

NET ASSETS
Total increase in net assets	23,540,835	275,245,656
Beginning of period	320,610,329	45,364,673

End of period	$344,151,164	$320,610,329

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

12	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

October 31, 2019

	Ready Assets U.S. Treasury Money Fund
	Six Months Ended 10/31/19 (unaudited)	Year Ended 04/30/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$51,809	$1,207,061
Net realized gain	2,122	15,273

Net increase in net assets resulting from operations	53,931	1,222,334

DISTRIBUTIONS(a)
Decrease in net assets resulting from distributions to shareholders	(94,404)	(1,188,468)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	—	47,086,352
Reinvestment of common distributions	75,806	1,188,429
Cost of shares redeemed	(14,987,933)	(188,001,489)

Net increase in net assets derived from capital share transactions	(14,912,127)	(139,726,708)

NET ASSETS
Total decrease in net assets	(14,952,600)	(139,692,842)
Beginning of period	23,444,249	163,137,091

End of period	$8,491,649	$23,444,249

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	13

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Summit Cash Reserves Fund

	Institutional
	Period from 07/15/19 (a) to 10/31/19 (unaudited)

Net asset value, beginning of period	$1.00

Net investment income	0.0050
Net realized and unrealized gain	0.0000	(b)

Net increase from investment operations	0.0050

Distributions(c)
Distributions from net investment income	(0.0050)
From net realized gain	—

Total distributions	(0.0050)

Net asset value, end of period	$1.00

Total Return(d)
Based on net asset value	0.50	%(e)

Ratios to Average Net Assets
Total expenses	0.58	%(f)

Total expenses after fees waived and/or reimbursed and paid indirectly	0.42	%(f)

Net investment income	1.74	%(f)

Supplemental Data
Net assets, end of period (000)	$74,334

(a)	Commencement of operations.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

14	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Summit Cash Reserves Fund (continued)

	Investor A
	Six Months Ended 10/31/19 (unaudited)		Year Ended April 30,
			2019		2018	2017		2016		2015

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00

Net investment income	0.0094		0.0135		0.0025	$0.0000	(a)	0.0000	(a)	0.0000	(a)
Net realized and unrealized gain	0.0000	(a)	0.0000	(a)	0.0001	0.0000	(a)	0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0094		0.0135		0.0026	0.0000		0.0000		0.0000

Distributions(b)
From net investment income	(0.0094)		(0.0135)		(0.0025)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)
From net realized gain	—		(0.0000	)(c)	(0.0001)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)

Total distributions	(0.0094)		(0.0135)		(0.0026)	(0.0000)		(0.0000)		(0.0000)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	0.94	%(e)	1.35%		0.26%	0.00%		0.00%		0.00%

Ratios to Average Net Assets
Total expenses	0.62	%(f)	0.82	%(g)	0.93%	0.81%		0.84%		0.89%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.42	%(f)	0.52	%(g)	0.93%	0.51%		0.30%		0.23%

Net investment income	1.88	%(f)	1.86%		0.25%	0.00%		0.00%		0.00%

Supplemental Data
Net assets, end of period (000)	$269,469		$319,960		$45,365	$55,609		$63,096		$44,942

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.
(g)

Includes non-recurring expenses of offering, organization and reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed and paid indirectly would have been 0.72% and 0.42%, respectively.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	15

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Summit Cash Reserves Fund (continued)

	Investor C
	Six Months Ended 10/31/19 (unaudited)		Period from 08/10/18 (a) to 04/30/19

Net asset value, beginning of period	$1.00		$1.00

Net investment income	0.0056		0.0058
Net realized and unrealized gain	0.0000	(b)	0.0000	(b)

Net increase from investment operations	0.0056		0.0058

Distributions(c)
Distributions from net investment income	(0.0056)		(0.0058)
From net realized gain	—		(0.0000	)(d)

Total distributions	(0.0056)		(0.0058)

Net asset value, end of Period	$1.00		$1.00

Total Return(e)
Based on net asset value	0.56	%(f)	0.58	%(f)

Ratios to Average Net Assets
Total expenses	1.43	%(g)	1.47	%(g)(h)

Total expenses after fees waived and/or reimbursed and paid indirectly	1.17	%(g)	1.20	%(g)(h)

Net investment income	1.16	%(g)	1.25	%(g)

Supplemental Data
Net assets, end of period (000)	$348		$651

(a)	Commencement of operations.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.00005) per share.
(e)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Annualized.
(h)

Includes non-recurring expenses of offering, organization and reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed and paid indirectly would have been 1.38% and 1.11%, respectively.

See notes to financial statements.

16	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	Ready Assets U.S. Treasury Money Fund

	Six Months Ended 10/31/19 (unaudited)		Year Ended April 30,
			2019		2018		2017	2016		2015

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Net investment income	0.0031		0.0120		0.0058		0.0010	0.0000	(a)	0.0000	(a)
Net realized and unrealized gain	0.0022		0.0000	(a)	0.0000	(a)	0.0001	0.0001		0.0000	(a)

Net increase from investment operations	0.0053		0.0120		0.0058		0.0011	0.0001		0.0000

Distributions(b)
From net investment income	(0.0031)		(0.0120)		(0.0058)		(0.0010)	(0.0000	)(c)	(0.0000	)(c)
From net realized gain	(0.0022)		(0.0000	)(c)	(0.0000	)(c)	(0.0001)	(0.0001)		(0.0000	)(c)

Total distributions	(0.0053)		(0.0120)		(0.0058)		(0.0011)	(0.0001)		(0.0000)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00

Total Return(d)
Based on net asset value	0.53	%(e)	1.20%		0.58%		0.11%	0.01%		0.00%

Ratios to Average Net Assets
Total expenses	1.49	%(f)	0.79%		0.75%		0.72%	0.76%		0.73%

Total expenses after fees waived and/or reimbursed and paid indirectly	1.49	%(f)	0.79%		0.58%		0.34%	0.14%		0.04%

Net investment income	0.71	%(f)	1.20%		0.57%		0.13%	0.00%		0.00%

Supplemental Data
Net assets, end of period (000)	$8,492		$23,444		$163,137		$232,402	$161,179		$175,574

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	17

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

BlackRock Financial Institutions Series Trust (the “Trust”), of which BlackRock Summit Cash Reserves Fund is a series, and Ready Assets U.S. Treasury Money Fund are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. Each of the Trust and Ready Assets U.S. Treasury Money Fund is organized as a Massachusetts business trust. The following are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock Summit Cash Reserves Fund	Summit Cash	Diversified
Ready Assets U.S. Treasury Money Fund	U.S. Treasury	Diversified

All classes of Summit Cash have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that Investor C Shares bear certain expenses related to the distribution of such shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares and Investor C Shares may be subject to a contingent deferred sales charge (“CDSC”). Investor A Shares are generally available through financial intermediaries. Investor C Shares are only available by exchanges from Investor C Shares of certain other funds advised by BlackRock. Effective November 8, 2018, Summit Cash adopted an automatic conversion feature whereby Investor C Shares held for approximately ten years will be automatically converted into Investor A Shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

On July 15, 2019, a portion of Summit Cash’s issued and outstanding Investor A Shares converted into Institutional Shares, with the same relative aggregate net asset value (“NAV”) as the original shares held immediately prior to the conversion.

On September 19, 2019, the Board of Trustees of U.S. Treasury approved a proposal to re-open the Fund to share purchases. On September 24, 2019, the Fund re-opened to share purchases.

Each Fund operates as a “government money market fund” under Rule 2a-7 under the 1940 Act. Each Fund is not subject to liquidity fees or temporary suspensions of redemptions due to declines in a Fund’s weekly liquid assets.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

Prior Reorganization: The Board of the Trust and the Board of Trustees of State Farm Mutual Fund Trust and shareholders of State Farm Money Market Fund (the “Target Fund”) approved the reorganization of the Target Fund into Summit Cash. As a result, Summit Cash acquired substantially all of the assets and assumed substantially all of the liabilities of the Target Fund in exchange for an equal aggregate value of newly-issued shares of Summit Cash.

Each Shareholder of the Target Fund received shares of Summit Cash in an amount equal to the aggregate net asset value (“NAV”) of the shareholder’s Target Fund shares, as determined at the close of business on November 16, 2018, less the costs of the Target Fund’s reorganization.

The reorganization was accomplished by a tax-free exchange of shares of Summit Cash in the following amounts and at the following conversion ratios:

Target Fund’s Share Class	Shares Prior to Reorganization	Conversion Ratio	Summit Cash Share Class	Shares of Summit Cash
Premier	106,804,546	1	Investor A	106,804,546
Legacy Class B	97,154	1	Investor A	97,154
Class A	89,162,413	1	Investor A	89,162,413
Class B	175,465	1	Investor A	175,465
Institutional	77,148,407	1	Investor A	77,148,407
Class R-1	3,266,755	1	Investor A	3,266,755
Class R-2	11,343,191	1	Investor A	11,343,191
Class R-3	1,718,816	1	Investor A	1,718,816

The Target Fund’s net assets and composition of net assets on November 16, 2018, the valuation date of the reorganization were as follows:

Target Fund
Net assets	$289,716,744
Paid-in-capital	289,716,744
Accumulated earnings	—

For financial reporting purposes, assets received and shares issued by Summit Cash were recorded at fair value. However, the cost basis of the investments received from the Target Fund was carried forward to align ongoing reporting of Summit Cash’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The net assets of Summit Cash before the reorganization were $37,195,533. The aggregate net assets of Summit Cash immediately after the reorganization amounted to $326,912,277. The Target Fund’s fair value and cost of investments prior to the reorganization were as follows:

Target Fund	Fair Value of Investments	Cost of Investments
State Farm Money Market Fund	$289,812,280	$289,812,280

18	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

The purpose of this transaction was to combine the assets of the Target Fund with the assets of Summit Cash. The reorganization was a tax-free event and was effective on November 19, 2018.

Assuming the reorganization had been completed on May 1, 2018, the beginning of the fiscal reporting period of Summit Cash, the pro forma results of operations for the year ended April 30, 2019, are as follows:

•	Net investment income: $5,699,297

•	Net realized and change in unrealized gain on investments: $623

•	Net increase in net assets resulting from operations: $5,699,920

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of Summit Cash that have been included in Summit Cash’s Statement of Operations since November 19, 2018.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: With respect to Summit Cash, distributions from net investment income are declared daily and paid monthly. With respect to U.S. Treasury, distributions from net investment income are declared and reinvested daily. Distributions of capital gains are distributed at least annually and are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Offering Costs: Offering costs are amortized over a 12-month period beginning with the commencement of operations of a class of shares.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to Summit Cash and other shared expenses prorated to Summit Cash are allocated daily to each class based on its relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds’ investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. Each Fund seeks to maintain its NAV per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s assumptions used in determining the fair value of investments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

NOTES TO FINANCIAL STATEMENTS	19

Notes to Financial Statements  (unaudited) (continued)

4.	SECURITIES AND OTHER INVESTMENTS

Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared repurchase agreements, a third party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or a fund, respectively.

In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.

Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits a fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, a fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, a fund would recognize a liability with respect to such excess collateral. The liability reflects a fund’s obligation under bankruptcy law to return the excess to the counterparty.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: U.S. Treasury and the Trust, on behalf of Summit Cash, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets.

	Summit Cash	U.S. Treasury
Investment advisory fee	0.50%	0.50%

Service and Distribution Fees: U.S. Treasury entered into a Distribution Agreement and Shareholder Servicing Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. The Trust, on behalf of Summit Cash, entered into a Distribution Agreement and Distribution Plan for Investor C Shares with BRIL. Pursuant to the Distribution and Shareholder Servicing Plans and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

	Summit Cash	U.S. Treasury
Fund Level	—%	0.125	%(a)
Investor C	0.75	—

(a)	Effective December 3, 2018, the net service fee was 0%.

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates (reimburses, in the case of U.S. Treasury) BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended October 31, 2019, the following table shows the class specific service and distribution fees borne directly by each share class of Summit Cash:

	Institutional	Investor A	Investor C	Total
Summit Cash	$—	$—	$1,741	$1,741

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended October 31, 2019, the Funds did not pay any amounts to affiliates in return for these services.

The Manager maintains a call center that is responsible for providing certain shareholder services to Summit Cash. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended October 31, 2019, Summit Cash reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	Institutional	Investor A	Investor C	Total
Summit Cash	$—	$4,557	$—	$4,557

For the six months ended October 31, 2019, the following table shows the class specific transfer agent fees borne directly by each share class of Summit Cash:

	Institutional	Investor A	Investor C	Total
Summit Cash	$—	$61,765	$211	$61,976

20	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Expense Limitations, Waivers and Reimbursements: With respect to Summit Cash, effective November 19, 2018 for Investor A and Investor C Shares and July 15, 2019 for Institutional Shares, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The current expense limitations as a percentage of average daily net assets are as follows:

Share Class	Summit Cash
Institutional	0.42%
Investor A	0.42%
Investor C	1.17%

The Manager has agreed not to reduce or discontinue these contractual expense limitations through August 31, 2021, unless approved by the Board, including a majority of the trustees who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended October 31, 2019, the Manager waived and/or reimbursed $269,320, which is included in fees waived and/or reimbursed by the Manager in the Statements of Operations.

With respect to Summit Cash, the Manager and BRIL have voluntarily agreed to waive a portion of their respective management, investment advisory and service and distribution fees and/or reimburse operating expenses to enable the Fund to maintain minimum levels of daily net investment income if applicable. These amounts, if any, are reported in the Statements of Operations as transfer agent fees waived and/or reimbursed — class specific. The Manager and BRIL may discontinue the waiver and/or reimbursement at any time. For the six months ended October 31, 2019, the class specific waiver and/or reimbursement amounts were as follows:

Transfer Agent Fees Waived and/or Reimbursed — Class Specific	Institutional	Investor A	Investor C	Total
Summit Cash	$1	$61,233	$210	$61,444

With respect to U.S. Treasury, the Manager and BRIL have voluntarily agreed to waive a portion of their respective management, investment advisory and service and distribution fees and/or reimburse operating expenses to enable the Fund to maintain minimum levels of daily net investment income if applicable. Additionally, effective December 3, 2018, BRIL voluntarily agreed to waive all fees paid by U.S. Treasury pursuant to the shareholder servicing (12b-1) plan. These amounts, if any, are reported in the Statements of Operations as fees waived and/or reimbursed by the Manager. The Manager and BRIL may discontinue the waiver and/or reimbursement at any time. For the six months ended October 31, 2019, the Manager waived and/or reimbursed $436, which is included in fees waived and/or reimbursed by the Manager in the Statements of Operations.

For the six months ended October 31, 2019, the Funds reimbursed the Manager for certain accounting services, which is included in accounting services in the Statements of Operations. The reimbursements were as follows:

	Summit Cash	U.S. Treasury
Amounts Reimbursed	$2,018	$276

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), U.S. Treasury may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. U.S. Treasury is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1⁄3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended October 31, 2019, U.S. Treasury did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust and U.S. Treasury are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.

6.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for each of the four years ended April 30, 2019. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS	21

Notes to Financial Statements  (unaudited) (continued)

7.	PRINCIPAL RISKS

In the normal course of business, certain Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

8.	CAPITAL SHARE TRANSACTIONS

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of all distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

Transactions in capital shares for each class of Summit Cash were as follows:

		Period from 07/15/19 (a) to 10/31/19
Institutional
Shares sold		80,486,880
Shares issued in reinvestment of distributions		356,533
Shares redeemed		(6,510,957)

Net increase		74,332,456

	Six Months Ended 10/31/19	Year Ended 04/30/19
Investor A(b)
Shares sold	79,984,882	69,067,350
Shares issued in reinvestment of distributions	2,377,359	2,953,202
Shares issued in reorganization	—	289,716,747
Shares redeemed	(132,855,783)	(87,143,023)

Net increase (decrease)	(50,493,542)	274,594,276

		Period from 08/10/18 (a) to 04/30/19
Investor C
Shares sold	130,084	2,614,871
Shares issued in reinvestment of distributions	1,344	5,022
Shares redeemed	(433,858)	(1,969,136)

Net increase (decrease)	(302,430)	650,757

Total Net Increase (Decrease)	23,536,484	275,245,033

(a)	Commencement of operations.
(b)	On July 15, 2019, a portion of the outstanding Investor A Shares were converted into Institutional Shares.

As of October 31, 2019, BlackRock Financial Management, Inc. an affiliate of the Fund, owned 50,000 Investor C Shares of Summit Cash.

9.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Funds financial statements was completed through the date the financial statements were issued and the following items were noted:

On November 12, 2019, the Board of Trustees of the Fund approved a proposal to proxy shareholders for the liquidation and termination of U.S. Treasury. With shareholder approval, on or about February 13, 2020, (the “Liquidation Date”), all of the assets of the Fund will be liquidated completely, the shares of any shareholders on the Liquidation Date will be redeemed at the NAV per share and the Fund will then be terminated. All fund operating expenses in connection with the liquidation and termination, including all of the Fund’s proxy costs, will be waived/reimbursed by the Manager.

22	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Investment Advisory Agreements

The Board of Trustees of BlackRock Financial Institutions Series Trust (the “Trust”) met in person on April 17, 2019 and May 14-15, 2019 to consider the approval of the investment advisory agreement (the “Financial Institutions Series Trust Agreement”) between the Trust, on behalf of BlackRock Summit Cash Reserves Fund, a series of the Trust (“Summit Cash Reserves Fund”), and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), the Trust’s investment advisor.

The Board of Trustees of Ready Assets U.S. Treasury Money Fund (“U.S. Treasury Money Fund”) met in person on April 17, 2019 and May 14-15, 2019 to consider the approval of U.S. Treasury Money Fund’s investment advisory agreement (the “U.S. Treasury Money Fund Agreement”) between U.S. Treasury Money Fund and the Manager, its investment advisor.

The Trust (with respect to Summit Cash Reserves Fund) and U.S. Treasury Money Fund are referred to herein individually as a “Fund” or collectively as the “Funds.” The Financial Institutions Series Trust Agreement and the U.S. Treasury Money Fund Agreement are referred to herein individually as an “Agreement” or collectively as the “Agreements.” For simplicity: (a) the Board of Trustees of the Trust and the Board of Trustees of U.S. Treasury Money Fund are referred to herein individually as the “Board” and collectively as the “Boards” and the members are referred to as “Board Members”; and (b) the meetings held on April 17, 2019 are referred to as the “April Meeting” and the meetings held on May 14-15, 2019 are referred to as the “May Meeting.”

Activities and Composition of the Boards

On the date of the May Meeting, each Board consisted of fifteen individuals, thirteen of whom were not “interested persons” of the pertinent Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the pertinent Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of each Board is an Independent Board Member. Each Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Ad Hoc Topics Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Ad Hoc Topics Committee, which also has one interested Board Member).

The Agreements

Consistent with the requirements of the 1940 Act, each Board considers the continuation of the pertinent Agreement on an annual basis. The Boards have four quarterly meetings per year, each typically extending for two days, and additional in-person and telephonic meetings throughout the year, as needed. While the Boards also have a fifth one-day meeting to consider specific information surrounding the renewal of the Agreements, the Boards’ consideration entails a year-long deliberative process, whereby the Boards and their committees assess BlackRock’s services to the Funds. In particular, the Boards assessed, among other things, the nature, extent and quality of the services provided to the pertinent Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management; accounting, administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of management.

During the year, the Boards, acting directly and through their committees, consider information that is relevant to their annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Funds and their shareholders. BlackRock also furnished additional information to the Boards in response to specific questions from the Boards. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreements.” Among the matters the Boards considered, with respect to each Fund, as pertinent, were: (a) investment performance for one-year, three-year, five-year, ten-year, and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analyses of the reasons for any over-performance or under-performance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April Meeting, the Boards requested and received materials specifically relating to the Agreements. The Independent Board Members are continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist their deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the fees and expenses of each Fund as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”) and other metrics, as applicable; (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts under similar

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENTS	23

Disclosure of Investment Advisory Agreements  (continued)

investment mandates, as well as the performance of such other products, as applicable; (e) review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Boards as appropriate regarding BlackRock’s and the Funds’ operations.

At the April Meeting, each Board reviewed materials relating to its consideration of the pertinent Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of each Board’s year-long deliberative process, the Boards presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, each Board considered, with respect to the pertinent Fund, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared with Performance Peers and other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to Expense Peers; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.

Each Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of the portfolio holdings of each Fund. Each Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Boards did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: Each Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the applicable Fund. Throughout the year, each Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Boards met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. Each Board also reviewed the materials provided by the applicable Fund’s portfolio management team discussing the Fund’s performance and the Fund’s investment objective, strategies and outlook.

Each Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the applicable Fund’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Boards also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. Each Board engaged in a review of BlackRock’s compensation structure with respect to the applicable Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Boards considered the nature and quality of the administrative and other non-investment advisory services provided to the Funds. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers, including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Fund’s Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Boards reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Funds and BlackRock: Each Board, including the Independent Board Members, also reviewed and considered the performance history of the applicable Fund. In preparation for the April Meeting, the Boards were provided with reports independently prepared by Broadridge, which included a comprehensive analysis of each Fund’s performance as of December 31, 2018. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with their review, the Boards received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers. Each Board and its Performance Oversight Committee regularly review, and meet with Fund management to discuss, the performance of the pertinent Fund throughout the year.

In evaluating performance, the Boards focused particular attention on funds with less favorable performance records. The Boards also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and the Performance Peer funds (for example, the investment objective(s) and investment strategies). Further, the Boards recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Boards also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to affect long-term performance disproportionately.

The Board noted that for the one-, three- and five-year periods reported, U.S. Treasury Money Fund ranked in the fourth, third, and third quartiles, respectively, against its Performance Peers.

The Board noted that for each of the one-, three- and five-year periods reported, Summit Cash Reserves Fund ranked in the fourth quartile against its Performance Peers.

24	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Investment Advisory Agreements  (continued)

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Funds: Each Board, including the Independent Board Members, reviewed the applicable Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. Each Board also compared the applicable Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. The Boards considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Boards received and reviewed statements relating to BlackRock’s financial condition. The Boards reviewed BlackRock’s profitability methodology and were also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Funds. The Boards reviewed BlackRock’s estimated profitability with respect to the Funds and other funds the Board currently oversees for the year ended December 31, 2018 compared to available aggregate estimated profitability data provided for the prior two years. The Boards reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Boards reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Boards recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is difficult.

The Boards noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Boards reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Boards considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, each Board considered the estimated cost of the services provided to the applicable Fund by BlackRock, and BlackRock’s and its affiliates’ estimated profits relating to the management of the Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, each Board reviewed BlackRock’s methodology in allocating its costs of managing the applicable Fund, to the Fund. Each Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the pertinent Agreement and to continue to provide the high quality of services that is expected by the Board. The Boards further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that Summit Cash Reserves Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked in the second and first quartiles, respectively, relative to the Expense Peers. In addition, the Board noted that BlackRock and the Board agreed to a contractual expense cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. This contractual expense cap was implemented on November 19, 2018.

The Board noted that U.S. Treasury Money Fund’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio each ranked in the fourth quartile relative to the Expense Peers.

D. Economies of Scale: Each Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the applicable Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and expense caps had been approved by the Board. Each Board also considered the extent to which the pertinent Fund benefits from such economies in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Fund to more fully participate in these economies of scale. Each Board considered the pertinent Fund’s asset levels and whether the current fee schedule was appropriate. In their consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: Each Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the applicable Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. The Boards also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Boards also noted that, subject to applicable law, BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with their consideration of the Agreements, the Boards also received information regarding BlackRock’s brokerage and soft dollar practices. The Boards received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Boards noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENTS	25

Disclosure of Investment Advisory Agreements  (continued)

Conclusion

The Board of the Trust, including the Independent Board Members, unanimously approved the continuation of the Financial Institutions Series Trust Agreement between the Manager and the Trust, on behalf of Summit Cash Reserves Fund, for a one-year term ending June 30, 2020. The Board of U.S. Treasury Money Fund, including the Independent Board Members, unanimously approved the continuation of the U.S. Treasury Money Fund Agreement between the Manager and the Fund for a one-year term ending June 30, 2020. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, each Board, including the Independent Board Members, was satisfied that the terms of the applicable Agreement were fair and reasonable and in the best interest of the applicable Fund and its shareholders. In arriving at a decision to approve the applicable Agreement, the Boards did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

26	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

Mark Stalnecker, Chair of the Board and Trustee

Bruce R. Bond, Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Lena G. Goldberg, Trustee

Robert M. Hernandez, Trustee

Henry R. Keizer, Trustee

Cynthia A. Montgomery, Trustee

Donald C. Opatrny, Trustee

Joseph P. Platt, Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Robert Fairbairn, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Thomas Callahan, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Lisa Belle, Anti-Money Laundering Compliance Officer

Janey Ahn, Secretary

Effective September 19, 2019, Lisa Belle replaced John MacKessy as the Anti-Money Laundering Compliance Officer of the Fund/Trust.

Effective September 19, 2019, Janey Ahn replaced Benjamin Archibald as the Secretary of the Fund/Trust.

Investment Advisor

BlackRock Advisors, LLC

Wilmington, DE 19809

Accounting Agent and Custodian

State Street Bank and Trust Company

Boston, MA 02111

Transfer Agents

BNY Mellon Investment Servicing (US) Inc.(a)

Wilmington, DE 19809

Financial Data Services, LLC(b)

Jacksonville, FL 32246

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02116

Distributor

BlackRock Investments, LLC

New York, NY 10022

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Trust/Fund

100 Bellevue Parkway

Wilmington, DE 19809

(a)	For BlackRock Summit Cash Reserves Fund.
(b)	For Ready Assets U.S. Treasury Money Fund.

TRUSTEE AND OFFICER INFORMATION	27

Additional Information

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program. Electronic copies of shareholder reports and prospectuses are available on BlackRock’s website.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisers, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent for BlackRock Summit Cash Reserves Fund at (800) 441-7762 and for Ready Assets U.S. Treasury Money Fund at (800) 221-7210.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC each month on Form N-MFP. The Funds’ reports on Form N-MFP are available on the SEC’s website at sec.gov. Each Fund makes portfolio holdings available to shareholders on its website at blackrock.com

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 626-1960; (2) at blackrock.com; and (3) on the SEC’s website at sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at blackrock.com; or by calling (800) 626-1960; and (2) on the SEC’s website at sec.gov.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

28	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Glossary of Terms Used in this Report

Portfolio Abbreviations

LIBOR	London Interbank Offered Rate

GLOSSARY OF TERMS USED IN THIS REPORT	29

Want to know more?

blackrock.com    |    877-275-1255 (1-877-ASK-1BLK)

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless preceded or accompanied by the Fund’s current prospectus. You could lose money by investing in a Fund. Although the Funds seek to preserve the value of your investment at $1.00 per share, they cannot guarantee they will do so. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds at any time. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. Each Fund’s current 7-day yield more closely reflects the current earnings of a Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

SUMMITMM-10/19-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(a)(4) – Not Applicable

(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ready Assets U.S. Treasury Money Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Ready Assets U.S. Treasury Money Fund

Date: January 3, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Ready Assets U.S. Treasury Money Fund

Date: January 3, 2020

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Ready Assets U.S. Treasury Money Fund

Date: January 3, 2020

3